Business Segment Information - Change In Cash And Cash Equivalents (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Cash provided by (used in) provided by operating activities	$ 30,637	$ (6,637)	$ (21,271)
Cash used in investing activities	(4,677)	(971)	3,419
Cash used in financing activities	(17,192)	(424)	(498)
Exchange rate effect on cash	76	(647)	3,628
Increase (decrease) in cash	8,844	(8,679)	(14,722)
Operating segments
Disclosure of operating segments [line items]
Cash provided by (used in) provided by operating activities	30,637	(6,637)	(21,271)
Cash used in investing activities	(4,677)	(971)	3,419
Cash used in financing activities	(17,192)	(424)	(498)
Exchange rate effect on cash	76	(647)	3,628
Increase (decrease) in cash	8,844	(8,679)	(14,722)
Iron Ore Royalty | Operating segments
Disclosure of operating segments [line items]
Cash provided by (used in) provided by operating activities	3,866	27,400	11,394
Cash used in financing activities			80
Exchange rate effect on cash	3	(2)	(35)
Increase (decrease) in cash	3,869	27,398	11,439
Industrial Equity | Operating segments
Disclosure of operating segments [line items]
Cash provided by (used in) provided by operating activities	22,411	1,836	2,298
Cash used in investing activities	(3)	(1)	(111)
Cash used in financing activities	(148)	(208)	(284)
Exchange rate effect on cash	(72)	476	1,461
Increase (decrease) in cash	22,188	2,103	3,364
Merchant banking | Operating segments
Disclosure of operating segments [line items]
Cash provided by (used in) provided by operating activities	6,949	260	(3,620)
Cash used in investing activities	(4,670)	(970)	4,185
Cash used in financing activities	(521)	(216)	(197)
Exchange rate effect on cash	1,625	(3,389)	4,055
Increase (decrease) in cash	3,383	(4,315)	4,423
All other segments | Operating segments
Disclosure of operating segments [line items]
Cash provided by (used in) provided by operating activities	(2,589)	(36,133)	(31,343)
Cash used in investing activities	(4)		(655)
Cash used in financing activities	(16,523)		(97)
Exchange rate effect on cash	(1,480)	2,268	(1,853)
Increase (decrease) in cash	$ (20,596)	$ (33,865)	$ (33,948)